Non-Controlling Interests (Summary of Non-Controlling Interests) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Line Items]
Third Party Net Investment Amount	$ 4,387	$ 5,410
Net Real Estate Assets Subject to Investment Arrangement	2,108,948	2,053,591
Distributions	201	346	$ 492
Non-controlling Interests
Noncontrolling Interest [Line Items]
Distributions	201	346	492
Plaza Del Rio Medical Office Campus Portfolio AZ | Non-controlling Interests
Noncontrolling Interest [Line Items]
Third Party Net Investment Amount	$ 371
Non-Controlling Ownership Percentage	2.20%
Net Real Estate Assets Subject to Investment Arrangement	$ 12,790	14,220
Distributions	0	0	87
UnityPoint Clinic Portfolio | Non-controlling Interests
Noncontrolling Interest [Line Items]
Third Party Net Investment Amount	$ 0
Non-Controlling Ownership Percentage	0.00%
Net Real Estate Assets Subject to Investment Arrangement	$ 0	8,842
Distributions	$ 0	$ 0	$ 0